Lease Commitments for Each of Next Five Years (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 766	$ 1,058
2017	991	991
2018	565	565
2019	563	563
2020	422	422
Thereafter		0
Total	$ 3,307	$ 3,599